Company Issuance of Share Purchase Warrants (Details) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Non-interest Bearing Liabilities Company Issuance Of Share Purchase Warrants 1		$ 33,333,333
Non-interest Bearing Liabilities Company Issuance Of Share Purchase Warrants 2		500,000
Non-interest Bearing Liabilities Company Issuance Of Share Purchase Warrants 3		33,833,333
Non-interest Bearing Liabilities Company Issuance Of Share Purchase Warrants 4		33,333,333
Non-interest Bearing Liabilities Company Issuance Of Share Purchase Warrants 5		500,000
Non-interest Bearing Liabilities Company Issuance Of Share Purchase Warrants 6		33,833,333
Non-interest Bearing Liabilities Company Issuance Of Share Purchase Warrants 7		66,666,666
Non-interest Bearing Liabilities Company Issuance Of Share Purchase Warrants 8		1,000,000
Non-interest Bearing Liabilities Company Issuance Of Share Purchase Warrants 9		67,666,666
Non-interest Bearing Liabilities Company Issuance Of Share Purchase Warrants 1	33,333,333
Non-interest Bearing Liabilities Company Issuance Of Share Purchase Warrants 2	500,000
Non-interest Bearing Liabilities Company Issuance Of Share Purchase Warrants 3	33,833,333
Non-interest Bearing Liabilities Company Issuance Of Share Purchase Warrants 4	33,333,333
Non-interest Bearing Liabilities Company Issuance Of Share Purchase Warrants 5	500,000
Non-interest Bearing Liabilities Company Issuance Of Share Purchase Warrants 6	33,833,333
Non-interest Bearing Liabilities Company Issuance Of Share Purchase Warrants 7	66,666,666
Non-interest Bearing Liabilities Company Issuance Of Share Purchase Warrants 8	1,000,000
Non-interest Bearing Liabilities Company Issuance Of Share Purchase Warrants 9	$ 67,666,666